PROSHARES TRUST

ProShares Short 7-10 Year Treasury (TBX)

ProShares Short 20+ Year Treasury (TBF)

ProShares Ultra 7-10 Year Treasury (UST)

ProShares Ultra 20+ Year Treasury (UBT)

ProShares UltraPro Short 20+ Year Treasury (TTT)

ProShares UltraShort 7-10 Year Treasury (PST)

ProShares UltraShort 20+ Year Treasury (TBT)

(each a "Fund" and, collectively, the "Funds")

Supplement dated December 3, 2021

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated

October 1, 2021, each as supplemented or amended

Michelle Liu no longer serves as portfolio manager of the Funds and has been replaced by Benjamin McAbee. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in each Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Benjamin McAbee, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and December 2021, respectively.

The paragraph containing Michelle Liu's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Benjamin McAbee, ProShare Advisors: Portfolio Manager since August 2016 and Associate Portfolio Manager from December 2011 to August 2016. ProFund Advisors LLC: Portfolio Manager since August 2016 and Associate Portfolio Manager from December 2011 to August 2016. ProShares Capital Management LLC: Portfolio Manager since August 2016 and Associate Portfolio Manager from December 2011 to August 2016. Mr. McAbee is a registered associated person and an NFA associate member since December 2012.

Statement of Additional Information

Information about Michelle Liu in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.